COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Fiscal year ending December 31, 2019	$ 69,091	(CDN $ 94,257)
Fiscal year ending December 31, 2020	61,849	(CDN $ 84,378)
Fiscal year ending December 31, 2021	26,817	(CDN $ 36,585)
Fiscal year ending December 31, 2022	5,248	(CDN $ 7,160)
Total	$ 163,005	(CDN$222,380)